EARNINGS PER SHARE (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
(3)	Earnings Per Share

Basic Earnings per Common Share
Basic earnings per common share is computed by dividing net income to common stockholders by the weighted average number of common shares outstanding during the period, after giving retroactive effect to stock splits and dividends.

Diluted Earnings per Common Share
The computation of diluted earnings per common share is similar to the computation of basic earnings per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if dilutive potential common shares had been issued. These additional common shares would include employee equity share options, nonvested shares and similar equity instruments granted to employees, as well as the shares associated with the common stock warrants issued to the U.S. Treasury Department as part of the preferred stock transaction completed in February 2009.  Diluted earnings per common share are based upon the actual number of options or shares granted and not yet forfeited unless doing so would be antidilutive. The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of those potential common shares.

In June 2013, the U.S. Treasury sold the warrant to private investors in a Dutch auction process.  Following the reorganization of the Bank into the Company, the right to acquire up to 86,957 shares of Bank common stock at a price of $6.90 per share was converted to the right to purchase the same number of shares of the Company’s common stock.  The warrant book value, $426,000 is recognized as the Company’s stockholders’ equity.  The warrant expires February 6, 2019.

The following table summarizes earnings per share and the shares utilized in the computations for the three and six months ended June 30, 2018 and 2017, respectively:

Dollars in thousands, except per share data	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Three months ended June 30, 2018
Basic earnings per common share	$510	6,583,719	$0.08
Effect of dilutive stock options		73,084
Effect of dilutive stock warrants		14,823
Diluted earnings per common share	$510	6,671,626	$0.08

Three months ended June 30, 2017
Basic earnings per common share	$196	4,654,880	$0.04
Effect of dilutive stock options		64,378
Effect of dilutive stock warrants		3,349
Diluted earnings per common share	$196	4,722,607	$0.04

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except per share data
Six months ended June 30, 2018
Basic earnings per common share	$1,091	5,667,619	$0.19
Effect of dilutive stock options		77,027
Effect of dilutive stock warrants		19,178
Diluted earnings per common share	$1,091	5,763,824	$0.19

Six months ended June 30, 2017
Basic earnings per common share	$407	4,654,635	$0.09
Effect of dilutive stock options		67,116
Effect of dilutive stock warrants		6,744
Diluted earnings per common share	$407	4,728,495	$0.09

For the three and six months ended June 30, 2018, there were no shares that were anti-dilutive. For the three and six months ended June 30, 2017, there were 40,931 shares related to stock options that were anti-dilutive because the exercise price exceeded the average market price for the period. Therefore, they were omitted from the calculation of diluted earnings per share for their respective periods.

NOTE F – EARNINGS PER SHARE

Basic earnings per share are based upon the weighted average number of common shares outstanding during the period.  The weighted average common shares outstanding for the diluted earnings per share computations were adjusted to reflect the assumed conversion of shares available under stock options and restricted stock.  The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2017 and 2016, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except share and per share data
December 31, 2017
Basic earnings per common share	$404	4,655,369	$0.09
Effect of dilutive options	-	71,225
Effect of dilutive stock warrants	-	11,280
Diluted earnings per common share	$404	4,737,874	$0.09

December 31, 2016
Basic earnings per common share	$1,119	4,649,405	$0.24
Effect of dilutive options	-	48,360
Effect of dilutive stock warrants	-	-
Diluted earnings per common share	$1,119	4,697,765	$0.24

For the year ended December 31, 2017, there were 12,500 shares related to stock options that were anti-dilutive because the exercise price exceeded the average market price for the period. For the year ended December 31, 2016, there were 55,314 shares related to stock options and 86,957 shares related to the warrant that were anti-dilutive because the exercise price exceeded the average market price for the period. Therefore, they were omitted from the calculation of diluted earnings per share for their respective periods.